Pay vs Performance Disclosure - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended			20 Months Ended
	Dec. 31, 2023	Nov. 28, 2022	Aug. 31, 2023	May 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 22, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Dr. Quinn ($)(1)	Summary Compensation Table Total for Mr. Kastenmayer ($)(1)	Summary Compensation Table Total for Mr. Goldberg ($)(1)	Summary Compensation Table Total for Mr. Alspaugh ($)(1)	Summary Compensation Table Total for Dr. Turtle ($)(1)	Compensation Actually Paid to Dr. Quinn ($)(2)	Compensation Actually Paid to Mr. Kastenmayer ($)(2)	Compensation Actually Paid to Mr. Goldberg ($)(2)	Compensation Actually Paid to Mr. Alspaugh ($)(2)	Compensation Actually Paid to Dr. Turtle ($)(2)
2023	N/A	N/A	$830,207	$8,360,029	$15,919,545	N/A	N/A	$122,206	$13,594,354	$35,296,939
2022	$2,392,254	$865,785	$1,832,485	N/A(7)	N/A	$431,085	$318,380	$564,676	N/A(7)	N/A
2021	$2,623,186	N/A	N/A	N/A(7)	N/A	$361,504	N/A	N/A	N/A(7)	N/A

Year	Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Stockholder Return Based on Initial Fixed $100 Investment ($)(5)	Net Income (in thousands) ($)(6)
2023	$7,069,877	$9,563,596	$11	$(338,790)
2022	$2,392,254	$865,785	$6	$(83,815)
2021	$2,623,186	N/A	$62	$(65,801)

Named Executive Officers, Footnote	During years 2021, 2022 and 2023, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Years 2021 through 2023
Dr. Anthony Quinn	January 1, 2021 through August 23, 2022
Jim Kastenmayer	August 23, 2022 through November 29, 2022
Jeffrey M. Goldberg	November 29, 2022 through May 16, 2023
Jonathan Alspaugh	May 16, 2023 through August 31, 2023
Cameron Turtle	November 22, 2023 through December 31, 2023
The dollar amounts reported in these columns represent the amount of total compensation reported for each of Dr. Quinn and Messrs. Kastenmayer, Goldberg, Alspaugh and Turtle (collectively, our “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation—Summary Compensation Table” above.

Adjustment To PEO Compensation, Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Mr. Goldberg 2023	Mr. Alspaugh 2023	Dr. Turtle 2023
Summary Compensation Table Total	$830,207	$8,360,029	$15,919,545
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$—	$(7,059,923)	$(15,500,492)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$—	$11,284,663	$32,491,179
Plus, fair value as of vesting date of equity awards granted and vested in the year	$—	$941,808	$2,386,681
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$—	$70,580	$—
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$—	$(2,802)	$—
Less, prior year-end fair value for any equity awards forfeited in the year	$(708,001)	$—	$—
Compensation Actually Paid to PEOs	$122,206	$13,594,354	$35,296,939

Non-PEO NEO Average Total Compensation Amount					$ 7,069,877	$ 2,392,254	$ 2,623,186
Non-PEO NEO Average Compensation Actually Paid Amount					$ 9,563,596	865,785
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2023. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the NEOs as a group (excluding our PEOs) during the applicable fiscal year.

2023
Average Summary Compensation Table Total	$7,069,877
Less, average value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(6,788,295)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$9,282,014
Average Compensation Actually Paid to Non-PEO NEOs	$9,563,596

Compensation Actually Paid vs. Total Shareholder Return					The following graph displays the compensation actually paid to our NEOs compared to our TSR.
Compensation Actually Paid vs. Net Income					The following graph displays our compensation actually paid compared to our net income.
Total Shareholder Return Amount					$ 11	6	62
Net Income (Loss)					$ (338,790,000)	(83,815,000)	(65,801,000)
PEO Name	Cameron Turtle	Jim Kastenmayer	Jonathan Alspaugh	Jeffrey M. Goldberg				Dr. Anthony Quinn
Additional 402(v) Disclosure					The dollar amounts reported in this column represent the average amount of total compensation report for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation—Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are as follows: (i) for 2023, Mr. Burrows and Ms. King-Jones, (ii) for 2022, Mr. Alspaugh and Leslie Sloan, and (iii) for 2021, Michael Hanley and Ms. Sloan.Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.Mr. Alspaugh only served as a PEO during fiscal year 2023; his compensation for fiscal years 2021 and 2022 are included in the average for the Non-PEO NEOs.
Jeffrey M. Goldberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 830,207	1,832,485
PEO Actually Paid Compensation Amount					122,206	564,676
Jonathan Alspaugh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					8,360,029
PEO Actually Paid Compensation Amount					13,594,354
Cameron Turtle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					15,919,545
PEO Actually Paid Compensation Amount					35,296,939
Dr. Anthony Quinn [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,392,254	2,623,186
PEO Actually Paid Compensation Amount						431,085	$ 361,504
Jim Kastenmayer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						865,785
PEO Actually Paid Compensation Amount						$ 318,380
PEO | Jeffrey M. Goldberg [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jeffrey M. Goldberg [Member] | Equity Awards Granted In Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jeffrey M. Goldberg [Member] | Equity Awards Granted In Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jeffrey M. Goldberg [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jeffrey M. Goldberg [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Jeffrey M. Goldberg [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(708,001)
PEO | Jonathan Alspaugh [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(7,059,923)
PEO | Jonathan Alspaugh [Member] | Equity Awards Granted In Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,284,663
PEO | Jonathan Alspaugh [Member] | Equity Awards Granted In Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					941,808
PEO | Jonathan Alspaugh [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					70,580
PEO | Jonathan Alspaugh [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,802)
PEO | Jonathan Alspaugh [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Cameron Turtle [Member] | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(15,500,492)
PEO | Cameron Turtle [Member] | Equity Awards Granted In Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					32,491,179
PEO | Cameron Turtle [Member] | Equity Awards Granted In Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,386,681
PEO | Cameron Turtle [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Cameron Turtle [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Cameron Turtle [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Stock Awards And Option Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(6,788,295)
Non-PEO NEO | Equity Awards Granted In Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 9,282,014